NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of short term notes payable

Notes payable consisted of the following:

	Interest		March 31,	December 31,
Description	Rate	Maturity	2017	2016

YP Holdings LLC	12%	December 31, 2015	$163,312	$151,353
Strategic IR	10%	January 1, 2017 to May 30, 2017	165,253	146,575
Gibbs International Holdings	15%	June 13, 2017	52,493	50,986
Cobbolo Limited	10%	May 30, 2017	103,932	101,466
Joseph W and Patricia G Abrams	15%	June 13, 2017	25,486	25,534
Delinvest Commercial LTD	15%	June 29, 2017	52,274	50,836

Total notes payable			$562,750	$526,750

Notes payable consisted of the following:

	Interest		December 31,	December 31,
Description	Rate	Maturity	2016	2015

YP Holdings LLC	12%	December 31, 2015	$151,353	$103,320
Strategic IR	10%	January 1, 2017 to March 19, 2017	146,575	-
Gibbs International Holdings	10%	February 19, 2017	50,986	-
Cobbolo Limited	10%	February 17, 2007 March 25, 2017	101,466	-
Joseph W and Patricia G Abrams	10%	February 13, 2017	25,534	-
Delinvest Commercial LTD	10%	March 1, 2017	50,836
Gaston Pereira	6%	March 15, 2017	-	-

Total notes payable			$526,750	$103,320